Intangible Assets - Schedule of Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 1,862,740	₩ 2,533,861
Acquisition and capital expenditure	383,102	221,245
Disposal and termination	(13,258)	(20,856)
Amortization	(607,866)	(651,649)	₩ (691,909)
Impairment	(43,131)	(239,312)
Acquisition and disposition of businesses	(34,045)	(13,846)
Others	9,079	33,297
Ending, net	1,556,621	1,862,740	2,533,861
Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Beginning, net	8,296,758	8,163,459
Ending, net	8,047,077	8,296,758	8,163,459
Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(6,434,018)	(5,629,598)
Ending, net	(6,490,456)	(6,434,018)	(5,629,598)
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning, net	273,779	488,427
Acquisition and capital expenditure	0	0
Disposal and termination	0	0
Amortization	0	0
Impairment	(38,258)	(211,806)
Acquisition and disposition of businesses	(26,262)	(4,214)
Others	(165)	1,372
Ending, net	209,094	273,779	488,427
Goodwill | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,055,180	1,036,354
Ending, net	1,001,070	1,055,180	1,036,354
Goodwill | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(781,401)	(547,927)
Ending, net	(791,976)	(781,401)	(547,927)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning, net	104,111	138,600
Acquisition and capital expenditure	106,696	12,417
Disposal and termination	(7,216)	(8,394)
Amortization	(41,027)	(39,959)
Impairment	0	0
Acquisition and disposition of businesses	0	0
Others	5,632	1,447
Ending, net	168,196	104,111	138,600
Development costs | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,763,627	1,790,446
Ending, net	1,605,287	1,763,627	1,790,446
Development costs | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,659,516)	(1,651,846)
Ending, net	(1,437,091)	(1,659,516)	(1,651,846)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning, net	154,591	152,662
Acquisition and capital expenditure	59,195	23,404
Disposal and termination	(926)	(2,206)
Amortization	(53,660)	(50,811)
Impairment	(1,274)	(118)
Acquisition and disposition of businesses	(113)	(116)
Others	20,279	31,776
Ending, net	178,092	154,591	152,662
Software | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,251,365	1,196,329
Ending, net	1,300,153	1,251,365	1,196,329
Software | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,096,774)	(1,043,667)
Ending, net	(1,122,061)	(1,096,774)	(1,043,667)
Frequency usage rights
Disclosure of detailed information about intangible assets [line items]
Beginning, net	792,541	1,138,192
Acquisition and capital expenditure	3	0
Disposal and termination	0	0
Amortization	(346,185)	(348,297)
Impairment	0	0
Acquisition and disposition of businesses	0	0
Others	533	2,646
Ending, net	446,892	792,541	1,138,192
Frequency usage rights | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Beginning, net	2,415,507	2,415,243
Ending, net	2,415,000	2,415,507	2,415,243
Frequency usage rights | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,622,966)	(1,277,051)
Ending, net	(1,968,108)	(1,622,966)	(1,277,051)
Others
Disclosure of detailed information about intangible assets [line items]
Beginning, net	537,718	615,980
Acquisition and capital expenditure	217,208	185,424
Disposal and termination	(5,116)	(10,256)
Amortization	(166,994)	(212,582)
Impairment	(3,599)	(27,388)
Acquisition and disposition of businesses	(7,670)	(9,516)
Others	(17,200)	(3,944)
Ending, net	554,347	537,718	615,980
Others | Acquisition cost
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,811,079	1,725,087
Ending, net	1,725,567	1,811,079	1,725,087
Others | Less: Accumulated depreciation (including accumulated impairment loss and others)
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,273,361)	(1,109,107)
Ending, net	₩ (1,171,220)	₩ (1,273,361)	₩ (1,109,107)